TRANSACTIONS INVOLVING RELATED PARTIES AND AFFILIATES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	4 Months Ended	12 Months Ended															1 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 28, 2010 Terra Stabile A.E. [Member]	Apr. 30, 2009 Magnus Carriers [Member]	Dec. 31, 2012 Magnus Carriers [Member]	Dec. 31, 2011 Magnus Carriers [Member]	Dec. 31, 2010 Magnus Carriers [Member]	Dec. 31, 2012 Sea Breeze Ltd. [Member]	Dec. 31, 2011 Sea Breeze Ltd. [Member]	Dec. 31, 2010 Sea Breeze Ltd. [Member]	Dec. 31, 2009 Newfront Shipping S.A. - Stamford Navigation Inc. [Member]	Dec. 31, 2012 Newfront Shipping S.A. [Member]	Dec. 31, 2011 Newfront Shipping S.A. [Member]	Dec. 31, 2010 Newfront Shipping S.A. [Member]	Dec. 31, 2012 Stamford Navigation Inc. [Member]	Dec. 31, 2011 Stamford Navigation Inc. [Member]	Dec. 31, 2010 Stamford Navigation Inc. [Member]	Dec. 31, 2010 NewLead Bulkers S.A. [Member]	Dec. 31, 2010 NewLead Shipping S.A. [Member]	Oct. 31, 2007 Domina Petridou O.E. [Member]	Dec. 31, 2012 Domina Petridou O.E. [Member]	Dec. 31, 2011 Domina Petridou O.E. [Member]	Dec. 31, 2010 Domina Petridou O.E. [Member]	Apr. 15, 2010 Aries Energy Corporation [Member]	Jul. 31, 2012 Terra Norma A.E. [Member]	Dec. 31, 2012 Terra Stabile A.E. and Terra Norma A.E. [Member]	Dec. 31, 2011 Terra Stabile A.E. and Terra Norma A.E. [Member]	Dec. 31, 2010 Terra Stabile A.E. and Terra Norma A.E. [Member]
Period for lease agreement				12 years																	9 years					12 months
Operating leases, rent expense																						$ 0	$ 0	$ 17			$ 346	$ 484	$ 340
Issuance of common shares (in shares)																											475,000
Due to related parties	90	445																									552
Percentage of commission of hires and freights earned by vessels					1.25%
Management fees per month per vessel					7
Percentage of commission on sale or purchase price of vessel					1.00%
Commissions and management fees						0	0	135
Percentage of brokerage commission											1.00%
Commissions	107	150	436						0	0	111
Annual management fees												185
Management fee													0	0	50	0	0	28	59	36
Acquisition of two Kamsarmaxes																									$ 112,700